Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss available to BioPharmX common stockholders	$ (1,237)	$ (364)	$ (8,129)	$ (1,588)
Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net loss per share attributable to BioPharmX common stockholders	11,408,000	7,750,000	10,217,000	7,119,000
Effect of dilutive securities:
Weighted-average shares of common stock outstanding used in the calculation of diluted net loss per share attributable to BioPharmX common stockholders	11,408,000	7,750,000	10,217,000	7,119,000
Convertible Redeemable Preferred Stock
Effect of dilutive securities:
Anti dilutive securities excluded from computation of diluted net loss per share	4,207,987		4,207,987
Stock options and awards to purchase common stock
Effect of dilutive securities:
Anti dilutive securities excluded from computation of diluted net loss per share	2,882,585	2,606,000	2,802,690	2,606,000
Common Stock Warrants
Effect of dilutive securities:
Anti dilutive securities excluded from computation of diluted net loss per share	2,702,543		2,702,543